Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 30% Portfolio	Apr. 30, 2025
VIP FundsManager 30% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	6.42%
Since Inception	6.54%	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	1.90%
IXU93
Average Annual Return:
Past 1 year	6.50%
Since Inception	7.02%

[1]	A From April 13, 2023 .